Current Taxes and Deferred Taxes - Schedule of Effect of Current Taxes Assets and Liabilities By Geographic Area (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Current tax assets	$ 64,699	$ 85,516
Current tax liabilities	(1,766)	(13)
Totals, net	62,933	85,503
Chile [member]
Disclosure of geographical areas [line items]
Current tax assets	43,533	30,773
Current tax liabilities	(596)	(13)
Totals, net	42,937	30,760
Colombia [member]
Disclosure of geographical areas [line items]
Current tax assets	19,723	54,743
Current tax liabilities	(1,170)
Totals, net	18,553	$ 54,743
United States [member]
Disclosure of geographical areas [line items]
Current tax assets	1,443
Totals, net	$ 1,443